IFRSs and interpretations to be adopted and other adjustments	12 Months Ended
Dec. 31, 2018
IFRSs And Interpretations To Be Adopted And Other Adjustments [Line Items]
IFRSs and interpretations to be adoptedand other adjustments

d) International Financial Reporting Standards and Interpretations to be adopted in 2019 and later and other changes

IFRS 16, Leases

UBS will adopt IFRS 16, Leases, on 1 January 2019. This will fundamentally change how UBS accounts for operating leases when acting as a lessee, with a requirement to record a lease obligation and a right-of-use asset on the balance sheet. Upon adoption of IFRS 16, assets and liabilities are expected to increase by approximately USD 3.5 billion with no material effect to the Group’s equity.

Changes in Corporate Center cost allocations and equity attribution to business divisions as of the first quarter of 2019

In order to further align Group and divisional performance, UBS will adjust the methodology for the allocation of Corporate Center – Services funding costs and expenses to the business divisions. At the same time, UBS is updating its funds transfer pricing framework to better reflect the sources and usage of funding. All of these changes are effective as of 1 January 2019 and prior-period segment information will be restated.

Together, these changes will decrease the business divisions’ operating results and thereby increase their adjusted cost / income ratios by approximately 1-2 percentage points, with an offsetting effect of approximately USD 0.7 billion in Corporate Center’s operating profit / (loss) before tax.

Corporate Center will retain funding costs for deferred tax assets, costs relating to UBS’s legal entity transformation program and other costs not attributable to or representative of the performance of the business divisions.

Alongside the update to allocations and UBS’s funds transfer pricing framework, the Group is increasing the allocation of balance sheet resources from Corporate Center to the business divisions, resulting in approximately USD 220 billion of assets allocated from Corporate Center to the business divisions in restated 2018 numbers, predominantly from high-quality liquid assets and certain other assets centrally managed on behalf of the business divisions.

Upon adoption of IFRS 16, Leases, as of 1 January 2019, UBS intends to additionally allocate approximately USD 3.5 billion of newly recognized right of use assets to the business divisions.

Changes to Corporate Center segment reporting effective first quarter 2019

As announced in the third quarter 2018 report, UBS will no longer separately assess the performance of Non-core and Legacy Portfolio, given its substantially reduced size and resource consumption. In addition, following the aforementioned changes to UBS’s methodology for allocating funding costs and expenses from Corporate Center – Services and Corporate Center – Group Asset and Liability Management (Group ALM) to the business divisions, the operating loss retained in Corporate Center – Services and Corporate Center – Group ALM will be significantly reduced. As a consequence and in compliance with IFRS 8, Operating Segments, beginning with the first quarter 2019 report, UBS will provide results for total Corporate Center only and will not separately report Corporate Center – Services, Group ALM and Non-core and Legacy Portfolio. Furthermore, UBS will operationally combine Group Treasury with Group ALM and call this combined unit Group Treasury. Commentary on performance of this function will be included in the Corporate Center management discussion and analysis in UBS’s quarterly and annual reporting. Former Group ALM total risk management net income after allocations will continue to be disclosed separately. Prior-period information will be restated.

IFRIC 23, Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC Interpretation 23, Uncertainty over Income Tax Treatments (IFRIC 23), which addresses how uncertain tax positions should be accounted for under IFRS. IFRIC 23 requires that, where acceptance of the tax treatment by the relevant tax authority is considered probable, it should be assumed as an accounting recognition matter that treatment of the item will ultimately be accepted. Therefore, no tax provision would be required in such cases. However, if acceptance of the tax treatment is not considered probable, the entity is required to reflect that uncertainty using an expected value (i.e., a probability-weighted approach) or the single most likely amount.

IFRIC 23 is mandatorily effective for accounting periods beginning on or after 1 January 2019 and any resulting change to the tax provisions should be recognized in retained earnings.

UBS expects to recognize a net tax expense of USD 11 million in retained earnings on 1 January 2019 in respect of the adoption of IFRIC 23, which will be reflected in our first quarter 2019 report.

Amendments to IAS 19, Employee Benefits

In February 2018, the IASB issued amendments to IAS 19, Employee Benefits, which address the accounting when a plan amendment, curtailment or settlement occurs during the reporting period. The amendments require entities to use the updated actuarial assumption to determine current service cost and net interest for the remainder of the annual reporting period after such an event. The amendments also clarify how the requirements for accounting for a plan amendment, curtailment or settlement affect the asset ceiling requirements. The amendments are effective prospectively for plan amendments, curtailments or settlements that occur on or after 1 January 2019. The adoption will have no effect on the Group’s financial statements on transition at 1 January 2019.

Annual Improvements to IFRS Standards 2015–2017 Cycle

In December 2017, the IASB issued Annual Improvements to IFRS Standards 2015–2017 Cycle, which resulted in amendments to IFRS 3, Business Combinations, IFRS 11, Joint Arrangements, IAS 12, Income Taxes, and IAS 23, Borrowing Costs. The amendments are mandatorily effective as of 1 January 2019. The adoption of these amendments will have no material effect on the Group’s financial statements on the transition date.

Conceptual Framework

In March 2018, the IASB issued a revised version of its Conceptual Framework for Financial Reporting (the Framework). The Framework sets out the fundamental concepts of financial reporting that guide the IASB in developing IFRS standards. The amended Framework seeks to improve the concepts for reporting assets, liabilities, income and expenses, explains how to decide when assets and liabilities should be measured using historical cost and when they should be measured at current value, and provides up-to-date tools that will help the IASB in setting IFRS standards. It underpins existing IFRS standards but does not override them. Preparers use the Framework as a point of reference to develop accounting policies in rare instances where a particular business transaction is not covered by existing IFRS standards.

The IASB and the IFRS Interpretations Committee will begin to use the new Framework immediately in developing new, or amending existing, financial reporting standards and interpretations. For UBS, the Framework becomes effective in annual periods beginning on 1 January 2020. UBS is currently assessing the effect of the amended Framework on its financial accounting policies.

Amendments to IFRS 3, Business Combinations

In October 2018, the IASB issued Definition of a Business (Amendments to IFRS 3). The amendments clarify the definition of a business, with the objective of assisting in the determination of whether a transaction should be accounted for as a business combination or an asset acquisition. The amendments apply to transactions for which the acquisition date is on or after 1 January 2020, with early application permitted. Adoption of these amendments is not expected to have a material effect on the financial statements.

UBS AG
IFRSs And Interpretations To Be Adopted And Other Adjustments [Line Items]
IFRSs and interpretations to be adoptedand other adjustments

d) International Financial Reporting Standards and Interpretations to be adopted in 2019 and later and other changes

IFRS 16, Leases

UBS AG will adopt IFRS 16, Leases, on 1 January 2019. This will fundamentally change how UBS AG accounts for operating leases when acting as a lessee, with a requirement to record a lease obligation and a right-of-use asset on the balance sheet. Upon adoption of IFRS 16, assets and liabilities are expected to increase by approximately USD 3.5 billion with no material effect to the UBS AG’s equity.

Changes in Corporate Center cost allocations and equity attribution to business divisions as of the first quarter of 2019

In order to further align Group and divisional performance, UBS AG will adjust the methodology for the allocation of Corporate Center – Services funding costs and expenses to the business divisions. At the same time, UBS AG is updating its funds transfer pricing framework to better reflect the sources and usage of funding. All of these changes are effective as of 1 January 2019 and prior-period segment information will be restated.

Together, these changes will decrease the business divisions’ operating results and thereby increase their adjusted cost / income ratios by approximately 1-2 percentage points, with an offsetting effect of approximately USD 0.7 billion in Corporate Center’s operating profit / (loss) before tax.

Corporate Center will retain funding costs for deferred tax assets, costs relating to UBS AG’s legal entity transformation program and other costs not attributable to or representative of the performance of the business divisions.

Alongside the update to allocations and UBS AG’s funds transfer pricing framework, UBS AG is increasing the allocation of balance sheet resources from Corporate Center to the business divisions, resulting in approximately USD 220 billion of assets allocated from Corporate Center to the business divisions in restated 2018 numbers, predominantly from high-quality liquid assets and certain other assets centrally managed on behalf of the business divisions.

Upon adoption of IFRS 16, Leases, as of 1 January 2019, UBS AG intends to additionally allocate approximately USD 3.5 billion of newly recognized right of use assets to the business divisions.

Changes to Corporate Center segment reporting effective first quarter 2019

As announced in the third quarter 2018 report, UBS AG will no longer separately assess the performance of Non-core and Legacy Portfolio, given its substantially reduced size and resource consumption. In addition, following the aforementioned changes to UBS’s methodology for allocating funding costs and expenses from Corporate Center – Services and Corporate Center – Group Asset and Liability Management (Group ALM) to the business divisions, the operating loss retained in Corporate Center – Services and Corporate Center – Group ALM will be significantly reduced. As a consequence and in compliance with IFRS 8, Operating Segments, beginning with the first quarter 2019 report, UBS AG will provide results for total Corporate Center only and will not separately report Corporate Center – Services, Group ALM and Non-core and Legacy Portfolio. Furthermore, UBS AG will operationally combine Group Treasury with Group ALM and call this combined unit Group Treasury. Commentary on performance of this function will be included in the Corporate Center management discussion and analysis in UBS’s quarterly and annual reporting. Former Group ALM total risk management net income after allocations will continue to be disclosed separately. Prior-period information will be restated.

IFRIC 23, Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC Interpretation 23, Uncertainty over Income Tax Treatments (IFRIC 23), which addresses how uncertain tax positions should be accounted for under IFRS. IFRIC 23 requires that, where acceptance of the tax treatment by the relevant tax authority is considered probable, it should be assumed as an accounting recognition matter that treatment of the item will ultimately be accepted. Therefore, no tax provision would be required in such cases. However, if acceptance of the tax treatment is not considered probable, the entity is required to reflect that uncertainty using an expected value (i.e., a probability-weighted approach) or the single most likely amount.

IFRIC 23 is mandatorily effective for accounting periods beginning on or after 1 January 2019 and any resulting change to the tax provisions should be recognized in retained earnings.

UBS AG expects to recognize a net tax expense of USD 11 million in retained earnings on 1 January 2019 in respect of the adoption of IFRIC 23, which will be reflected in UBS AG’s first quarter 2019 report.

Amendments to IAS 19, Employee Benefits

In February 2018, the IASB issued amendments to IAS 19, Employee Benefits, which address the accounting when a plan amendment, curtailment or settlement occurs during the reporting period. The amendments require entities to use the updated actuarial assumption to determine current service cost and net interest for the remainder of the annual reporting period after such an event. The amendments also clarify how the requirements for accounting for a plan amendment, curtailment or settlement affect the asset ceiling requirements. The amendments are effective prospectively for plan amendments, curtailments or settlements that occur on or after 1 January 2019. The adoption will have no effect on UBS AG’s financial statements on transition at 1 January 2019.

Annual Improvements to IFRS Standards 2015–2017 Cycle

In December 2017, the IASB issued Annual Improvements to IFRS Standards 2015–2017 Cycle, which resulted in amendments to IFRS 3, Business Combinations, IFRS 11, Joint Arrangements, IAS 12, Income Taxes, and IAS 23, Borrowing Costs. The amendments are mandatorily effective as of 1 January 2019. The adoption of these amendments will have no material effect on the UBS AG’s financial statements on the transition date.

Conceptual Framework

In March 2018, the IASB issued a revised version of its Conceptual Framework for Financial Reporting (the Framework). The Framework sets out the fundamental concepts of financial reporting that guide the IASB in developing IFRS standards. The amended Framework seeks to improve the concepts for reporting assets, liabilities, income and expenses, explains how to decide when assets and liabilities should be measured using historical cost and when they should be measured at current value, and provides up-to-date tools that will help the IASB in setting IFRS standards. It underpins existing IFRS standards but does not override them. Preparers use the Framework as a point of reference to develop accounting policies in rare instances where a particular business transaction is not covered by existing IFRS standards.

The IASB and the IFRS Interpretations Committee will begin to use the new Framework immediately in developing new, or amending existing, financial reporting standards and interpretations. For UBS AG, the Framework becomes effective in annual periods beginning on 1 January 2020. UBS AG is currently assessing the effect of the amended Framework on its financial accounting policies.

Amendments to IFRS 3, Business Combinations

In October 2018, the IASB issued Definition of a Business (Amendments to IFRS 3). The amendments clarify the definition of a business, with the objective of assisting in the determination of whether a transaction should be accounted for as a business combination or an asset acquisition. The amendments apply to transactions for which the acquisition date is on or after 1 January 2020, with early application permitted. Adoption of these amendments is not expected to have a material effect on the financial statements.